DERIVATIVE INSTRUMENTS (Schedule Of Derivative Instruments) (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives designated as hedging instruments [Member] | Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other account receivables and prepaid expenses	$ 21
Other account payables and accrued expenses	(277)	(163)
Other comprehensive income (loss)	(256)	(163)
Derivatives not designated as hedging instruments [Member] | Foreign exchange forward contracts and other derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other account receivables and prepaid expenses	176	138
Other account payables and accrued expenses	$ (79)	$ (395)